Unrecognized contractual commitments (excluding Orange Bank) - Property lease commitments - Composition (Details)	Dec. 31, 2021
FRANCE
Disclosure of quantitative information about right-of-use assets [line items]
Percentage of total property lease commitments (as a percent)	51.00%